OTHER PROVISIONS, CURRENT AND NON-CURRENT (Tables)	12 Months Ended
Dec. 31, 2022
OTHER PROVISIONS, CURRENT AND NON-CURRENT
Schedule of composition of provisions

Description	12.31.2022	12.31.2021
	ThCh$	ThCh$
Litigation (1)	48,695,427	57,412,406
Total	48,695,427	57,412,406

Current	1,591,644	1,528,879
Non-current	47,103,783	55,883,527
Total	48,695,427	57,412,406
(1)	Correspond to the provision made for the probable losses of tax, labor and commercial contingencies, based on the opinion of Management and our legal advisors, according to the following detail:

Description (see note 23.1)	12.31.2022	12.31.2021
	ThCh$	ThCh$
Tax contingencies	27,339,444	28,673,105
Labor contingencies	11,374,753	9,502,630
Civil contingencies	9,981,230	19,236,671
Total	48,695,427	57,412,406

Schedule of movement of provisions

Description	12.31.2022	12.31.2021
	ThCh$	ThCh$
Opening balance at January 1st	57,412,406	50,070,273
Additional provisions	48,639	948,632
Increase (decrease) in existing provisions	6,359,467	5,903,714
Used provision (payments made charged to the provision)	(3,108,988)	(3,717,687)
Reversal of unused provision*	(15,654,522)	(788,215)
Increase (decrease) due to foreign exchange rate differences	3,638,425	4,995,689
Total	48,695,427	57,412,406

(*) During 2022, the provision constituted by a defendant of the Government of the State of Rio de Janeiro related to the Advertising Contract was reversed. This is due to a review of the balances involved where the amounts claimed are reduced in favor of Rio de Janeiro Refrescos Ltda.